UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:  10/31/07

Item 1.  Reports to Stockholders.

Semi-Annual Report

October 31, 2007

1-888-451-TPFG

www.TPFG.com

Distributed by Aquarius Fund Distributors, LLC

FINRA/SIPC Member

To: The Shareholders of Pacific Financial Mutual Funds

Our funds are brand new – not quite six months old – and are doing better than expected both in terms of costs and performance.

I would like to thank you, the shareholder, for your confidence in this venture of launching these funds and trust in our ability to meet your investment goals.

We are looking forward to an excellent 2008.

Very truly yours,

James C. McClendon, C.E.O. & Senior Portfolio Manager

The Pacific Financial Group, Inc.

An investor should carefully consider the investment objective, risks, charges, and expenses of the Pacific Financial family of Funds before investing. This and other information about the Pacific Financial family of Funds is contained in the prospectus, which can be obtained by calling 1-888-451-TPFG. Please read the prospectus carefully before investing. The Pacific Financial family of Funds are distributed by Aquarius Fund Distributors, LLC, member FINRA/SIPC.

1306-AFD-12/27/2007

THE PACIFIC FINANCIAL FUNDS
PORTFOLIO REVIEW (unaudited)

Pacific Financial Tactical Fund

	Top Holdings by Industry	% of Net Assets
1.	Equity Exchange Traded Funds	43.8%
2.	Asset Allocation Mutual Funds	20.0%
3.	Equity Mutual Funds	18.0%
4.	Debt Mutual Funds	18.0%
	Other, Cash & Cash Equivalents Less Liabilities	0.2%
	Total	100.0%

Pacific Financial Strategic Conservative Fund

	Top Holdings by Industry	% of Net Assets
1.	Debt Mutual Funds	43.9%
2.	Asset Allocation Mutual Funds	41.1%
3.	Equity Mutual Funds	10.0%
4.	Debt Exchange Traded Funds	4.0%
	Other, Cash & Cash Equivalents Less Liabilities	1.0%
	Total	100.0%

Pacific Financial Explorer Fund

	Top Holdings by Industry	% of Net Assets
1.	Energy	29.5%
2.	Materials	18.0%
3.	Index Funds	17.0%
4.	Technology	10.2%
5.	Commodity	9.9%
6.	Utilities	8.1%
7.	Aerospace & Defense	4.9%
	Other, Cash & Cash Equivalents Less Liabilities	2.4%
	Total	100.0%

Pacific Financial Core Equity Fund

	Top Holdings by Industry	% of Net Assets
1.	Large Cap Exchange Traded Funds	65.3%
2.	Midcap Exchange traded Fund	32.6%
	Other, Cash & Cash Equivalents Less Liabilities	2.1%
	Total	100.0%

Pacific Financial International Fund

	Top Holdings by Industry	% of Net Assets
1.	European Exchange Traded Funds	32.2%
2.	Emerging Markets Exchange Traded Funds	29.6%
3.	Asian Exchange Traded Funds	23.6%
4.	Canadian Exchange Traded Funds	6.1%
5.	Global Exchange Traded Funds	5.9%
	Other, Cash & Cash Equivalents Less Liabilities	2.6%
	Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of each Portfolio's holdings.

2

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2007
% of
Net Assets	Description	Shares	Value
97.88%	EXCHANGE TRADED FUNDS
97.88%	EQUITY EXCHANGE TRADED FUNDS
	DIAMONDS Trust Series I	22,923	$ 3,185,151
	iShares Russell 1000 Growth Index Fund	51,079	3,244,027
	iShares Russell 1000 Index Fund	38,088	3,209,676
	iShares Russell 1000 Value Index Fund	36,920	3,176,966
	iShares Russell Midcap Growth Index Fund	24,307	2,894,234
	iShares Russell Midcap Index Fund	29,081	3,200,364
	iShares Russell Midcap Value Index Fund	16,804	2,549,167
	iShares S&P 500 Index Fund	41,390	6,420,831
	iShares S&P MidCap 400 Index Fund	21,445	1,938,199
	Powershares QQQ	36,353	2,000,506
	Total Exchange Traded Funds
	(Cost $31,293,981)		31,819,121

2.22%	SHORT-TERM INVESTMENTS
2.22%	Money Market Fund
	Milestone Treasury Obligations Portfolio, 4.40%
	(Cost $722,215)	722,215	722,215

100.10%	Total Investments
	(Cost $32,016,196) (a)		$ 32,541,336

-0.10%	Liabilities in excess of other assets		(32,753)

100.00%	Total Net Assets		$ 32,508,583

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 718,712
	Unrealized depreciation		(193,572)
	Net unrealized appreciation		$ 525,140
Cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.
3

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2007
% of
Net Assets	Description	Shares	Value
97.59%	EXCHANGE TRADED FUNDS
4.87%	AEROSPACE & DEFENSE
	PowerShares Aerospace & Defense Portfolio	37,116	$ 885,959

9.89%	COMMODITY
	iShares COMEX Gold Trust	22,887	1,798,918

29.48%	ENERGY
	iShares Dow Jones US Energy Sector Index Fund	15,714	2,084,148
	iShares S&P GSSI Natural Resources	5,503	739,163
	ProFunds Oil & Gas UltraSector	18,088	1,070,975
	SPDR Energy Select Sector	9,618	734,334
	Vanguard Energy ETF	6,602	733,416
			5,362,036
17.05%	INDEX FUNDS
	iShares Russell 1000 Growth Index Fund	19,837	1,259,848
	PowerShares QQQ	33,473	1,842,019
			3,101,867
18.03%	MATERIALS
	iShares DJ U.S. Basic Material	9,168	717,029
	Rydex Series - Basic Materials Fund	34,735	1,838,871
	Vanguard Materials ETF	7,888	724,671
			3,280,571
10.18%	TECHNOLOGY
	iShares DJ U.S. Technology Sector	27,596	1,851,416

8.09%	UTILITIES
	Vanguard Utilities ETF	16,631	1,471,345

	Total Exchange Traded Funds
	(Cost $16,912,210)		17,752,112

2.77%	SHORT-TERM INVESTMENTS
2.77%	Money Market Fund
	Milestone Treasury Obligations Portfolio, 4.40%
	(Cost $503,821)	503,821	503,821

100.36%	Total Investments
	(Cost $17,416,031) (a)		$ 18,255,933

-0.36%	Liabilities in excess of other assets		(65,492)

100.00%	Total Net Assets		$ 18,190,441

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 879,761
	Unrealized depreciation		(39,859)
	Net unrealized appreciation		$ 839,902
Cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.
4

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2007
% of
Net Assets	Description	Shares	Value
97.38%	EXCHANGE TRADED FUNDS
5.91%	Asian Pacific
	iShares MSCI Pacific ex-Japan Index Fund	4,268	$ 776,050

5.92%	Australia
	iShares MSCI Australia Index Fund	22,395	777,330

3.86%	Austria
	iShares MSCI Austria Index Fund	12,563	507,294

6.00%	Brazil
	iShares MSCI Brazil Index Fund	9,200	787,520

6.04%	Canada
	iShares MSCI Canada Index Fund	21,993	793,507

6.04%	China
	iShares FTSE/Xinhua China 25 Index Fund	3,629	792,973

5.93%	Emerging Markets
	iShares MSCI Emerging Markets Index Fund	4,660	779,105

11.70%	Europe
	iShares MSCI EMU Index Fund	6,057	768,573
	iShares S&P Europe 350 Index Fund	6,158	767,287
			1,535,860
5.90%	Germany
	iShares MSCI Germany Index Fund	21,356	774,796

5.94%	Hong Kong
	iShares MSCI Hong Kong Index Fund	32,574	779,496

5.86%	International
	iShares MSCI EAFE Index Fund	8,941	769,820

5.91%	Latin America
	iShares S&P Latin America 40 Index Fund	2,905	775,286

5.74%	Mexico
	iShares MSCI Mexico Index Fund	12,174	753,327

4.89%	Netherlands
	iShares MSCI Netherlands Index Fund	19,586	642,617

5.86%	Singapore
	iShares MSCI Singapore Index Fund	48,851	768,915

5.88%	Spain
	iShares MSCI Spain Index Fund	11,399	771,371

	Total Exchange Traded Funds
	(Cost $11,650,406)		12,785,267

See accompanying notes to financial statements.
5

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)(Continued)			October 31, 2007
% of
Net Assets	Description	Shares	Value
11.39%	SHORT-TERM INVESTMENTS
11.39%	Money Market Fund
Milestone Treasury Obligations Portfolio, 4.40%
	(Cost $1,494,715)	1,494,715	$ 1,494,715

108.77%	Total Investments
	(Cost $13,145,121) (a)		$ 14,279,982

-8.77%	Liabilities in excess of other assets		(1,151,924)

100.00%	Total Net Assets		$ 13,128,058

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,146,590
	Unrealized depreciation		(11,729)
	Net unrealized appreciation		$ 1,134,861
Cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.
6

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2007
% of
Net Assets	Description	Shares	Value
4.00%	EXCHANGE TRADED FUND
4.00%	DEBT EXCHANGE TRADED FUND
	iShares Lehman 1-3 Year Treasury Bond Fund
	(Cost $588,554)	7,343	$ 597,133

95.06%	OPEN ENDED MUTUAL FUNDS
41.09%	ASSET ALLOCATION MUTUAL FUNDS
	Federated Capital Income Fund	181,780	1,497,870
	Forum Funds - Absolute Strategies Fund	68,184	747,979
	Franklin Income Fund	544,039	1,496,108
	T Rowe Price Spectrum Fund Inc. - Spectrum Income Fund	36,222	448,067
	Vanguard Balanced Index Fund	59,369	1,348,859
	Vanguard Wellesley Income Fund	26,526	597,093
			6,135,976
43.93%	DEBT MUTUAL FUNDS
	Dodge & Cox Income Fund	23,688	298,234
	Eaton Vance Income Fund of Boston	140,903	897,554
	Harbor Bond Fund	189,517	2,234,407
	Osterweis Strategic Income Fund	67,562	747,911
	TCW Total Return Bond Fund	93,203	890,091
	Westcore Plus Bond Fund	142,067	1,490,278
			6,558,475
10.04%	EQUITY FUND
	Aim Conserve Allocation Fund	132,621	1,498,612

	Total Open Ended Mutual Funds
	(Cost $14,032,220)		14,193,063

2.77%	SHORT-TERM INVESTMENTS
2.77%	Money Market Fund
	Milestone Treasury Obligations Portfolio, 4.40%
	(Cost $413,584)	413,584	413,584

101.83%	Total Investments
	(Cost $15,034,358) (a)		$ 15,203,780

-1.83%	Liabilities in excess of other assets		(272,861)

100.00%	Total Net Assets		$ 14,930,919

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 189,620
	Unrealized depreciation		(20,198)
	Net unrealized appreciation		$ 169,422
Cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.
7

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (unaudited)			October 31, 2007
% of
Net Assets	Description	Shares	Value
43.76%	EXCHANGE TRADED FUNDS
43.76%	EQUITY EXCHANGE TRADED FUNDS
	iShares MSCI EAFE Index Fund	7,435	$ 640,153
	iShares Russell 1000 Index Fund	14,983	1,262,617
	iShares Russell 2000 Growth Index Fund	4,113	367,826
	iShares Russell 3000 Index Fund	14,083	1,259,302
	iShares Russell Midcap Index Fund	5,726	630,146
	iShares S&P 500 Index Fund	8,143	1,263,224
	Total Exchange Traded Funds
	(Cost $5,296,147)		$ 5,423,268

56.06%	OPEN ENDED MUTUAL FUNDS
20.01%	ASSET ALLOCATION MUTUAL FUNDS
	AllianceBernstein Wealth Preservation Strategy	49,732	620,154
	Forum Funds - Absolute Strategies Fund	169,533	1,859,775
			2,479,929
18.01%	DEBT MUTUAL FUNDS
	Falling U.S. Dollar ProFund	19,460	625,838
	Osterweis Strategic Income Fund	67,016	741,867
	Westcore Plus Bond Fund	82,410	864,480
			2,232,185
18.04%	EQUITY MUTUAL FUNDS
	Aim Conserve Allocation Fund	87,924	993,541
	Alpha Hedged Strategies Fund	87,117	1,241,418
			2,234,959
	Total Open Ended Mutual Funds
	(Cost $6,862,041)		6,947,073

0.24%	SHORT-TERM INVESTMENTS
0.24%	Money Market Fund
	Milestone Treasury Obligations Portfolio, 4.40%
	(Cost $29,656)	29,656	29,656

100.06%	Total Investments
	(Cost $12,187,844) (a)		$ 12,399,997

-0.06%	Liabilities in excess of other assets		(7,697)

100.00%	Total Net Assets		$ 12,392,300

(a) Represents cost for financial reporting purposes and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 217,338
	Unrealized depreciation		(5,185)
	Net unrealized appreciation		$ 212,153
Cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.
8

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
October 31, 2007

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Assets:
Investments in securities, at cost	$ 32,016,196	$ 17,416,031	$ 13,145,121	$ 15,034,358	$ 12,187,844
Investments in securities, at value	$ 32,541,336	$ 18,255,933	$ 14,279,982	$ 15,203,780	$ 12,399,997
Receivable for securities sold	-	2,825,783	4,764,488	-	-
Interest and dividends receivable	7,097	2,173	1,380	8,486	4,716
Receivable for fund shares sold	-	-	97,854	-	-
Prepaid expenses and other assets	9,959	9,922	7,510	7,924	7,904
Total Assets	32,558,392	21,093,811	19,151,214	15,220,190	12,412,617

Liabilities:
Payable for securities purchased	-	2,880,468	5,994,693	179,912	-
Cash overdraft due to custodian	-	-	-	84,681	-
Investment advisory fees payable	26,596	11,159	13,692	11,161	8,805
Administration fees payable	7,550	5,120	5,218	5,680	5,173
Distribution (12b-1) fees payable	7,152	3,933	2,743	3,249	2,864
Custody fees payable	2,415	925	1,750	1,626	1,457
Compliance officer fees payable	446	238	855	453	295
Accrued expenses and other liabilities	5,650	1,527	4,205	2,509	1,723
Total Liabilities	49,809	2,903,370	6,023,156	289,271	20,317

Net Assets	$ 32,508,583	$ 18,190,441	$ 13,128,058	$ 14,930,919	$ 12,392,300

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)
	32,117,630	17,449,766	11,471,756	14,677,386	12,389,948
Accumulated undistributed net investment income (loss)
	(42,843)	(56,132)	(55,546)	68,911	(24,046)
Accumulated net realized gain (loss) on investments
	(91,344)	(43,095)	576,987	15,200	(185,755)
Net unrealized appreciation on investments	525,140	839,902	1,134,861	169,422	212,153

Net Assets	$ 32,508,583	$ 18,190,441	$ 13,128,058	$ 14,930,919	$ 12,392,300

Shares of Beneficial Interest	3,202,883	1,737,463	1,142,088	1,466,389	1,234,010

Net asset value, offering and redemption price per share
	$ 10.15	$ 10.47	$ 11.49	$ 10.18	$ 10.04

See accompanying notes to financial statements.
9

STATEMENTS OF OPERATIONS (unaudited)
From Commencement of Operations* through October 31, 2007

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund
Investment Income:
Dividend	$ 109,341	$ 26,578	$ -	$ 141,267	$ 40,342
Interest	29,066	17,329	10,328	11,489	10,806
Total Investment Income	138,407	43,907	10,328	152,756	51,148

Expenses:
Investment advisory fees	90,528	49,958	32,786	41,813	37,566
Administration service fees	45,751	25,346	19,147	23,919	21,276
Distribution (12b-1) fees	22,632	12,490	8,196	10,453	9,392
Professional fees	10,003	3,825	5,884	5,297	4,413
Registration fees	7,293	7,293	7,293	7,293	7,293
Compliance Officer fees	3,158	1,707	1,858	1,671	1,393
Printing and postage expense	2,528	966	1,487	1,338	1,115
Custodian fees	2,415	1,440	1,765	1,571	1,532
Insurance expense	896	224	115	104	136
Trustees' fees and expenses	744	744	744	744	744
Miscellaneous expenses	619	619	619	619	619
Total Expenses	186,567	104,612	79,894	94,822	85,479
Less: Advisory fees waived	(5,317)	(4,573)	(14,020)	(10,977)	(10,285)
Net Expenses	181,250	100,039	65,874	83,845	75,194

Net Investment Income (Loss)	(42,843)	(56,132)	(55,546)	68,911	(24,046)

Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) from investments	(91,344)	(43,095)	576,987	15,200	(185,755)
Net change in unrealized appreciation
(depreciation) on investments	525,140	839,902	1,134,861	169,422	212,153
Net Realized and Unrealized Gain (Loss)	433,796	796,807	1,711,848	184,622	26,398

Net Increase in Net Assets
Resulting From Operations	$ 390,953	$ 740,675	$ 1,656,302	$ 253,533	$ 2,352

*All Funds commenced operations on July 2, 2007

See accompanying notes to financial statements.
10

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
From Commencement of Operations* through October 31, 2007

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund

Operations:
Net investment income (loss)	$ (42,843)	$ (56,132)	$ (55,546)	$ 68,911	$ (24,046)
Net realized gain (loss) from investments	(91,344)	(43,095)	576,987	15,200	(185,755)
Net change in unrealized appreciation on
investments	525,140	839,902	1,134,861	169,422	212,153
Net Increase in Net Assets
Resulting From Operations	390,953	740,675	1,656,302	253,533	2,352

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	33,421,269	18,501,032	12,125,626	15,851,817	13,208,229
Cost of shares redeemed	(1,303,649)	(1,051,276)	(653,880)	(1,174,441)	(818,291)
Net Increase in Net Assets From Share
Transactions of Beneficial Interest	32,117,620	17,449,756	11,471,746	14,677,376	12,389,938

Total Increase in Net Assets	32,508,573	18,190,431	13,128,048	14,930,909	12,392,290

Net Assets:
Beginning of period	10	10	10	10	10
End of period**	$ 32,508,583	$ 18,190,441	$ 13,128,058	$ 14,930,919	$ 12,392,300
** Includes undistributed net investment income (loss) at end of period	$ (42,843)	$ (56,132)	$ (55,546)	$ 68,911	$ (24,046)

*Institutional shares for all Funds commenced operations on July 2, 2007

See accompanying notes to financial statements.
11

FINANCIAL HIGHLIGHTS (unaudited)
From Commencement of Operations* Through October 31, 2007

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical
	Fund	Fund	Fund	Conservative Fund	Fund

Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Income (loss) from investment operations:
Net investment income (loss) (1)	(0.02)	(0.04)	(0.06)	0.05	(0.02)
Net realized and unrealized gain (loss)	0.17	0.51	1.55	0.13	0.06
Total income (loss) from investment operations	0.15	0.47	1.49	0.18	0.04

Net asset value, end of period	$ 10.15	$ 10.47	$ 11.49	$ 10.18	$ 10.04

Total return (2)	1.50%	4.70%	14.90%	1.80%	0.40%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 32,509	$ 18,190	$ 13,128	$ 14,931	$ 12,392
Ratios of gross expenses to average net assets: (3,4)
	2.06%	2.09%	2.43%	2.26%	2.27%
Ratios of net expenses to
average net assets: (3,4)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratios of net investment income (loss) to average net assets: (3,4)
	-0.47%	-1.12%	-1.69%	1.65%	-0.64%
Ratios of net investment income (loss) to average net assets - pre waiver: (3,4)
	-0.53%	-1.21%	-2.12%	1.38%	-0.91%
Portfolio turnover rate (2)	11%	180%	96%	50%	81%

*Institutional shares for all Funds commenced operations on July 2, 2007
(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Not annualized
(3) Annualized

(4) The ratios of expenses and net investment income (loss) to average net assets do not reflect the funds' proportionate share of income and expenses of underlying investments companies in which the Funds invest.

See accompanying notes to financial statements.
12

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2007 (unaudited)

1.

ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund”, collectively the “Funds”) is comprised of five different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (the "Core Equity Fund"), the Pacific Financial Explorer Fund (the "Explorer Fund"), the Pacific Financial International Fund (the "International Fund"), the Pacific Financial Strategic Conservative Fund (the "Strategic Conservative Fund") and the Pacific Financial Tactical Fund (the "Tactical Fund"). The investment objective of each fund is as follows:

Fund

Primary Objective

Core Equity Fund

Long Term Capital Appreciation

Explorer Fund

Long Term Capital Appreciation

International Fund

Long Term Capital Appreciation

Strategic Conservative Fund

Preservation of Capital and Current Income

Tactical Fund

Long Term Capital Appreciation

The Funds currently offer Institutional shares only. Investor shares of the Funds are currently not available. Institutional shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.   In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “Fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to procedures approved by the Board.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world markets that could have an impact on foreign securities holdings but prior to the NYSE close.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2007 (unaudited)

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Funds’ policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Effective October 31, 2007 the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”.  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records are maintained in U.S. dollars.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2007 (unaudited)

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended October 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Purchases

Sales

Core Equity Fund

$34,629,108

$  3,243,783

Explorer Fund

  46,215,296

  29,259,992

International Fund

  21,651,713

  10,578,294

Strategic Conservative Fund

  21,382,227

    6,776,653

Tactical Fund

  22,245,552

    9,901,610

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. The Pacific Financial Group, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Adviser.  As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, until August 31, 2008, to waive the investment advisory fee and reimburse each of the Funds for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds or extraordinary expenses such as litigation) does not exceed 2.00% of each Funds’ average daily net assets for the Institutional Class shares.  The waivers/reimbursements of the Adviser fees for the period ended October 31, 2007 are included in the chart on the next page.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2007 (unaudited)

Waiver Reimbursement

Portfolio

     October 31, 2007

Core Equity Fund

$ 5,317

Explorer Fund

   4,573

International Fund

 14,020

Strategic Conservative Fund

 10,997

Tactical Fund

 10,285

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses attributed to the Institutional Class are subsequently less than 2.00% of the average daily net assets, the Adviser shall be entitled to reimbursement by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed 2.00% of the average daily net assets for the Institutional Class. If the Funds Operating Expenses attributable to the Institutional Class shares subsequently exceed 2.00% per annum of the Funds average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed hereunder to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of .25% of the average daily net assets attributable to the Institutional Class shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Funds shareholder accounts, not otherwise required to be provided by the Advisor. During the period ended October 31, 2007, pursuant to the plan, the Institutional class shares were charged as follows;

Institutional

Portfolio

     Class

Core Equity Fund

  $22,632

Explorer Fund

    12,490

International Fund

      8,196

Strategic Conservative Fund

    10,453

Tactical Fund

    10,285

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Institutional Class shares.  The Distributer is an affiliate of GFS.

The Funds pay each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

THE PACIFIC FINANCIAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2007 (unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Funds as follows:

Administration, Fund Accounting and Transfer Agency. The Funds pay GFS an asset-based fee in decreasing amounts as the Funds combined assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee $360,000 or

- 15 basis points or 0.15% per annum on the first $250 million in net assets

- 10 basis points or 0.10% per annum on the next $250 million in net assets

-   8 basis points or 0.08% per annum on the next $500 million in net assets

-   3 basis points or 0.03% per annum on the next $2 billion in net assets

-   1.75 basis points or .0175% per annum on net assets greater than $3 billion

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund pays an asset-based custody fee in decreasing amounts as each Funds assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.  GFS’s share of fees collected for the period ended October 31, 2007 is summarized in the table below.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with FCS, for the period ended October 31, 2007 is summarized in the table below.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended October 31, 2007, GemCom collection for EDGAR and printing services performed, for the period ended October 31, 2007 is summarized in the table below.

Portfolio

Custody

Compliance

GemCom

Core Equity Fund

$0

$3,158

$2,485

Explorer Fund

  0

  1,707

  1,379

International Fund

  0

  1,858

     868

Strategic Conservative Fund

  0

  1,671

  1,168

Tactical Fund

  0

  1,393

  1,073

Approval of Advisory Agreement – Pacific Financial Funds

In connection with a regular Board meeting held on March 30, 2007 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between the Trust and The Pacific Financial Group, Inc. (“PFG” or the “Advisor”), on behalf of the Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, and Pacific Financial Tactical Fund (each a “Fund” and collectively the “Funds”).  In considering the Agreement, the Board interviewed the Advisor and received materials specifically relating to the Agreement.  These materials included: (a) information on the investment performance of the Advisor, a peer group of funds and appropriate indices with respect to the existing accounts of the Advisor; (b) arrangements in respect of the distribution of the Funds’ shares; and (c) the resources available with respect to compliance with each Fund’s respective investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Advisor including information on (a) the overall organization of the Advisor, (b) investment management staffing, and (c) the financial condition of the Advisor.

In their consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by a representative of the Advisor regarding the Advisor's investment style and approach, as well as each Fund’s investment strategies.  The Trustees discussed with a representative of PFG the Advisor's projections for growing the Funds and the manner in which the Funds will be distributed.  The Trustees concluded that the Advisor was sufficiently well capitalized to meet its obligations to the Funds.

Performance.  Because the Funds have not yet commenced operations, the Trustees could not consider the investment performance of the Funds; however, the Board, including the Independent Trustees, considered the nature and extent of the Advisor’s past performance with its existing accounts, as well as other factors relating to the Advisor’s track record.

Fees and Expenses.  The Board noted that the Advisor would charge a 1.00% annual advisory fee based on the average net assets of each Fund.  The Trustees then discussed the proposed active management strategy of the Funds and the overall duties of the Advisor.  The Board meeting materials included information regarding the estimated fund expense ratio, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements by which the Advisor has agreed to reduce its fees and/or absorb expenses of each Fund, at least until August 31, 2008, to ensure that Net Annual Fund Operating Expenses will not exceed 2.00% and 2.75% of the average daily net assets of the Fund’s Institutional Class shares and Investor Class shares.  The Trustees concluded that the Funds’ advisory fees were reasonable in light of the services each Fund expected to receive from the Advisor.

Economies of Scale and Profitability. The Board, including the Independent Trustees, concluded that it was not anticipated that the assets of the Funds would, in the near term, be substantial enough to generate economies of scale or result in excess profitability.

 Conclusion. Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously approved the proposed Advisory Agreement.

THE PACIFIC FINANCIAL FUNDS

EXPENSE EXAMPLES

OCTOBER 31, 2007 (unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses.  The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds.  This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period.  The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 7/2/07*	Ending Account Value 10/31/07	Expenses Paid During Period**	Ending Account Value 10/31/07	Expenses Paid During Period***

Pacific Financial Tactical Fund	2.00%	$1,000.00	$1,004.00	$ 6.68	$1,015.08	$ 10.13
Pacific Financial Strategic Conservative Fund	2.00%	$1,000.00	$1,018.00	$ 6.73	$1,015.08	$ 10.13
Pacific Financial Explorer Fund	2.00%	$1,000.00	$1,047.00	$ 6.82	$1,015.08	$ 10.13
Pacific Financial Core Equity Fund	2.00%	$1,000.00	$1,015.00	$ 6.72	$1,015.08	$ 10.13
Pacific Financial International Fund	2.00%	$1,000.00	$1,149.00	$ 7.16	$1,015.08	$ 10.13

   *The Pacific Financial Group Mutual Funds have a beginning Account Value date of 7/2/2007.

 **Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 122 days and divided by 366.

***Hypothetical Expenses Paid During Period, assumes that the Portfolio was in operation for the full six month period ended 10/31/07, and are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 366.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.

10900 NE 8th Street, Suite 1523

Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/7/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/7/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/7/08